DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Tables)	6 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
Schedule of fair value of derivatives outstanding

The fair value of derivatives outstanding at September 30, 2012 and December 31, 2011 are as follows (in thousands):

Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	September 30, 2012		December 31, 2011		September 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments	Prepaid expenses and other assets		Prepaid expenses and other assets		Accrued liabilities		Accrued liabilities
Interest rate contracts		$23		$548		$—		$—

	Fair Values of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Prepaid expenses and other assets	$—	Prepaid expenses and other assets	$861	Accrued liabilities	$—	Accrued liabilities	$31,254

Derivatives not designated as hedging instruments
Interest rate contracts	Prepaid expenses and other assets	$548	Prepaid expenses and other assets	$494	Accrued liabilities	$—	Accrued liabilities	$5,634

Total derivatives		$548		$1,355		$—		$36,888

Schedule of (gain) loss recognized in income on derivatives not designated as hedging instruments

The (gain) loss recognized on interest rate swap and cap agreements that do not qualify for hedge accounting treatment and thus are not designated as hedging instruments for the three and nine months ended September 30, 2012 and 2011 are as follows (in thousands):

	Amount of (Gain) or Loss Recognized in Income on Derivative
	Three Months Ended September 30,		Nine Months Ended September 30,
Derivatives Not Designated as Hedging Instruments					Location of (Gain) or Loss Recognized in Income on Derivative
	2012	2011	2012	2011
Interest rate contracts	$40	$523	$525	$(3,367)	Net (increase) decrease in fair value of derivatives

	Amount of (Gain) or Loss Recognized in Income on Derivative		Location of (Gain) or Loss Recognized in Income on Derivative
	Years Ended December 31,
Derivatives Not Designated as Hedging Instruments	2011	2010
Interest rate contracts	$(3,244)	$(28,694)	Net (increase) decrease in fair value of derivatives

Total	$(3,244)	$(28,694)

Schedule of gain (loss), net of tax and reclassifications, recognized in OCI and the amount of gain (loss) reclassified from AOCI into income
The following table summarizes the gains and (losses) of derivatives (in millions of dollars):

	Location of Gain or (Loss) Recognized on Derivatives	Amount of Gain or (Loss) Recognized in Income on Derivatives
		Three Months Ended June 30,
		2013	2012
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	Direct operating	$(2.5)	$(3.3)
Interest rate caps	Selling, general and administrative	—	(0.1)
Foreign exchange forward contracts	Selling, general and administrative	(7.1)	(7.7)
Foreign exchange options	Selling, general and administrative	—	0.1
Total		$(9.6)	$(11.0)

	Location of Gain or (Loss) Recognized on Derivatives	Amount of Gain or (Loss) Recognized in Income on Derivatives
		Six Months Ended June 30,
		2013	2012
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	Direct operating	$(0.8)	$(1.5)
Interest rate caps	Selling, general and administrative	0.1	(0.1)
Foreign exchange forward contracts	Selling, general and administrative	(2.9)	(5.6)
Foreign exchange options	Selling, general and administrative	(0.1)	0.1
Total		$(3.7)	$(7.1)

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 were as follows (in millions):

	December 31, 2012
	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Prepaid Expenses and Other Current Assets:
Interest rate caps	$0.9	$—	$0.9	$—
Foreign currency forward contracts	3.4	—	3.4	—
Foreign exchange options	0.2	—	0.2	—
Total	$4.5	$—	$4.5	$—

Other Current Liabilities:
Gasoline swaps	$0.1	$—	$0.1	$—
Interest rate caps	0.9	—	0.9	—
Foreign currency forward contracts	4.5	—	4.5	—
Total	$5.5	$—	$5.5	$—

	December 31, 2011
	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Prepaid Expenses and Other Current Assets:
Interest rate caps	$0.5	$—	$0.5	$—
Foreign currency forward contracts	4.4	—	4.4	—
Foreign exchange options	0.1	—	0.1	—
Investment	33.2	33.2	—	—
Total	$38.2	$33.2	$5.0	$—

Other Current Liabilities:
Gasoline swaps	$0.4	$—	$0.4	$—
Interest rate caps	0.4	—	0.4	—
Foreign currency forward contracts	1.9	—	1.9	—
Interest rate swaps	0.2		0.2
Total	$2.9	$—	$2.9	$—
The following table summarizes the (gains) and losses of derivatives (in millions of dollars):

	Location of Gain or (Loss) Recognized on Derivatives	Amount of Gain or (Loss) Recognized in Income on Derivatives
		Years Ended December 31,
		2012	2011
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	Direct operating	$0.7	$2.6
Interest rate caps	Selling, general and administrative	(0.8)	—
Foreign exchange forward contracts	Selling, general and administrative	(15.4)	(11.0)
Foreign exchange options	Selling, general and administrative	—	(0.2)
Total		$(15.5)	$(8.6)

The amount of gain (loss), net of tax and reclassification, recognized on the terminated hedging instruments in other comprehensive income (loss) ("OCI") and the amount of the gain (loss) reclassified from Accumulated OCI ("AOCI") into income for the three and nine months ended September 30, 2012 and 2011 are as follows (in thousands):

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)
			Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
					Location of (Gain) or Loss Reclassified from AOCI in Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	2012	2011	2012	2011
Three Months Ended September 30,
Interest rate contracts	$—	$3,591	$(207)	$(3,572)	Interest expense, net of interest income

Nine Months Ended September 30,
Interest rate contracts	$—	$10,288	$(4,939)	$(10,654)	Interest expense, net of interest income

Derivatives in Cash Flow Hedging Relationships	2011	2010	2011	2010
	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)		Location of (Gain) or Loss Reclassified from AOCI in Income (Effective Portion)
Years Ended December 31,					Interest expense, net of interest income
Interest rate contracts	$10,259	$5,543	$(14,229)	$(14,069)

Total	$10,259	$5,543	$(14,229)	$(14,069)